Income per Common Unit of the Operating Partnership (Exercise of Options) (Details) - Stock Option - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of option exercises in period (in shares)	151,000	193,000	369,000
Liberty Property Limited Partnership | Common units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of option exercises in period (in shares)	151,000	193,000	369,000